13. INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 43,426,623	$ 40,647,715
Net intangible asset with finite life	18,083,654	7,683,605
Identifiable intangible assets, gross	57,244,405	53,356,735
Total accumulated amortization and impairment, intangible assets	(13,817,782)	(12,709,020)
Net identifiable intangible assets	43,426,623	40,647,715
Brands, net
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	15,533,324	24,435,655
Net identifiable intangible assets	15,533,324	24,435,655
Water rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	8,474,387	9,755,585
Net identifiable intangible assets	8,474,387	9,755,585
Easement Rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	54,060	54,068
Net identifiable intangible assets	54,060	54,068
Patents, trademarks and other rights, net
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	40,281,203	37,709,777	$ 38,270,211
Identifiable intangible assets, gross	43,909,217	40,909,615
Total accumulated amortization and impairment, intangible assets	(3,628,014)	(3,199,838)
Net identifiable intangible assets	40,281,203	37,709,777	38,270,211
IT Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	3,145,420	2,937,938	2,860,286
Identifiable intangible assets, gross	13,335,188	12,447,120
Total accumulated amortization and impairment, intangible assets	(10,189,768)	(9,509,182)
Net identifiable intangible assets	$ 3,145,420	$ 2,937,938	$ 2,860,286